Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	PEO
	Summary Compensation Table Total(1)			Compensation Actually Paid(2)			Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based on:			Company-Selected Performance Measure
Year	PEO 1 Nitin Mhatre ($)	PEO 2 Sean Gray ($)	PEO 3 Richard Marotta ($)	PEO 1 Nitin Mhatre ($)	PEO 2 Sean Gray ($)	PEO 3 Richard Marotta ($)			Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (MM)	Adjusted ROTCE(7)
2022	2,609,600	N/A	N/A	2,984,797	N/A	N/A	957,688	987,755	99.13	116.10	92,533	8.94%
2021	2,292,852	1,813,456	N/A	2,947,138	2,662,478	N/A	616,334	643,915	92.51	124.74	118,664	7.74%
2020	N/A	1,493,453	5,301,126	N/A	804,428	3,646,629	621,554	350,331	54.70	91.29	(533,017)	3.18%

Company Selected Measure Name	Adjusted Return on Tangible Common Equity
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW NASDAQ Regional Banking Index.
Adjustment To PEO Compensation, Footnote [Text Block]

	Nitin Mhatre		Sean Gray		Richard Marotta
	2022	2021	2021	2020	2020
Total Compensation as reported in Summary Compensation Table (SCT)	2,609,600	2,292,852	1,813,456	1,493,453	5,301,126
Pension values reported in SCT	—	—	—	—	—
Fair value of equity awards granted during fiscal year	(813,751)	(688,766)	(574,895)	(500,027)	(708,750)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—
Fair value of equity compensation granted in current year—value at year-end	916,282	1,335,076	1,114,351	185,164	—
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	2,714	—	(3,245)	(27,158)	(38,275)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	260,550	—	374,400	(352,931)	—
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	9,402	7,976	6,634	5,927	(16,577)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	(68,223)	—	(890,895)
Compensation Actually Paid to PEOs	2,984,797	2,947,138	2,662,478	804,428	3,646,629

Non-PEO NEO Average Total Compensation Amount	$ 957,688	$ 616,334	$ 621,554
Non-PEO NEO Average Compensation Actually Paid Amount	$ 987,755	643,915	350,331
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported under Average Summary Compensation Total for non-PEO NEOs represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding any individual serving as our CEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Sean Gray, Brett Brbovic, George Bacigalupo, Gregory Lindenmuth, and Subhadeep Basu; (ii) for 2021, Subhadeep Basu, George Bacigalupo, Gregory Lindenmuth, Deborah Stephenson and James Moses; and (iii) for 2020, James Moses, George Bacigalupo, Gregory Lindenmuth, and Tami Gunsch.(4) The dollar amounts reported under Average Compensation Actually Paid for non-PEO NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages
	2022	2021	2020
Total Compensation as reported in Summary Compensation Table (SCT)	957,688	616,334	621,554
Pension values reported in SCT	—	—	—
Fair value of equity awards granted during fiscal year	(282,862)	(162,604)	(162,511)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—
Fair value of equity compensation granted in current year—value at year-end	213,278	171,730	31,131
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	2,630	(914)	(10,431)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	115,601	69,067	(131,386)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	2,578	(182)	1,974
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(21,158)	(49,516)	—
Compensation Actually Paid to NEOs	987,755	643,915	350,331

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Adjusted ROTCE
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid and TSR
Total Shareholder Return Amount	$ 99.13	92.51	54.70
Peer Group Total Shareholder Return Amount	116.10	124.74	91.29
Net Income (Loss)	$ 92,533,000	$ 118,664,000	$ (533,017,000)
Company Selected Measure Amount	0.0894	0.0774	0.0318
PEO Name	Mr. Mhatre
Additional 402(v) Disclosure [Text Block]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Return on Tangible Common Equity
Non-GAAP Measure Description [Text Block]	Adjusted Return on Tangible Common Equity is based on earnings on an operating basis as adjusted for notable items as disclosed in Appendix A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Return on Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-tax Pre-Provision Net Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Charge-offs/Average Loans
Nitin Mhatre [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,609,600	$ 2,292,852
PEO Actually Paid Compensation Amount	2,984,797	$ 2,947,138
PEO Name		Mr. Mhatre
Sean Gray [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,813,456	$ 1,493,453
PEO Actually Paid Compensation Amount		$ 2,662,478	$ 804,428
PEO Name		Mr. Gray	Mr. Gray
Richard Marotta [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 5,301,126
PEO Actually Paid Compensation Amount			$ 3,646,629
PEO Name			Mr. Marotta
PEO [Member] | Nitin Mhatre [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	$ 0
PEO [Member] | Nitin Mhatre [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(813,751)	(688,766)
PEO [Member] | Nitin Mhatre [Member] | Pension Adjustments, Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Nitin Mhatre [Member] | Equity Compensation Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	916,282	1,335,076
PEO [Member] | Nitin Mhatre [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,714	0
PEO [Member] | Nitin Mhatre [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	260,550	0
PEO [Member] | Nitin Mhatre [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,402	7,976
PEO [Member] | Nitin Mhatre [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Sean Gray [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	$ 0
PEO [Member] | Sean Gray [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(574,895)	(500,027)
PEO [Member] | Sean Gray [Member] | Pension Adjustments, Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Sean Gray [Member] | Equity Compensation Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,114,351	185,164
PEO [Member] | Sean Gray [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,245)	(27,158)
PEO [Member] | Sean Gray [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		374,400	(352,931)
PEO [Member] | Sean Gray [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,634	5,927
PEO [Member] | Sean Gray [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(68,223)	0
PEO [Member] | Richard Marotta [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Richard Marotta [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(708,750)
PEO [Member] | Richard Marotta [Member] | Pension Adjustments, Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Richard Marotta [Member] | Equity Compensation Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Richard Marotta [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(38,275)
PEO [Member] | Richard Marotta [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Richard Marotta [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(16,577)
PEO [Member] | Richard Marotta [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(890,895)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(282,862)	(162,604)	(162,511)
Non-PEO NEO [Member] | Pension Adjustments, Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Compensation Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	213,278	171,730	31,131
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,630	(914)	(10,431)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	115,601	69,067	(131,386)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,578	(182)	1,974
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (21,158)	$ (49,516)	$ 0